SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Concentration Risk) (Details) - Revenue Benchmark - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		11.00%
Customer B [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%